Stock-Based Compensation (Details 2) - Stock options - Omnibus Incentive Plan 2014	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%	0.00%
Risk-free interest rate	1.49%
Expected term (years)	5 years 7 months 24 days
Volatility	93.72%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate		3.06%
Expected term (years)		5 years 3 months 7 days
Volatility		70.00%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate		3.10%
Expected term (years)		5 years 6 months 29 days
Volatility		93.60%